Proposed Public Offering - Founders Shares (Details) - Landcadia Holdings II, Inc	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Percentage Of Issued And Outstanding Shares	100.00%
Class A common stock | Founders shares
Subsidiary or Equity Method Investee [Line Items]
Percentage Of Issued And Outstanding Shares		20.00%